Virtus KAR Global Small-Cap Fund (the “Fund”),

a series of Virtus Investment Trust

Supplement dated December 18, 2025 to the Summary Prospectus and the Virtus Investment Trust
Statutory Prospectus (collectively, the “Prospectuses”),
each dated October 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Fund. The Prospectuses will be updated as appropriate at the time of the changes.

Separately, Hyung Kim will be added as a portfolio manager of the Fund, effective January 1, 2026. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Todd Beiley, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Beiley has served as a Portfolio Manager of the fund since July 2022.

>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since January 2026.

>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since July 2022. Mr. Thrasher will be retiring on June 30, 2026.

In the Management of the Fund’s section under “Portfolio Management” beginning on page 89 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” will be replaced with the following:

Fund	Portfolio Managers
Virtus KAR Global Small-Cap Fund	Todd Beiley (since July 2022) Hyung Kim (since January 2026) Craig Thrasher, CFA (since the fund’s inception in July 2022, retiring on June 30, 2026)

The portfolio manager biographies under the referenced table will be amended by adding the following for Mr. Kim.

Hyung Kim, Mr. Kim is a Portfolio Manager and Senior Research Analyst at KAR (since 2017) with primary research responsibilities for the Emerging Markets and International Small Cap Portfolios. Prior to joining KAR, Mr. Kim was an International Equity Analyst for Advisory Research Inc. (2010 to 2017). He began his career in the investment industry in 2004.

Investors should retain this supplement with the Prospectuses for future reference.

 VIT 8061/KAR Global Small-Cap PM Changes (12/2025)

Virtus KAR Global Small-Cap Fund (the “Fund”),

a series of Virtus Investment Trust

Supplement dated December 18, 2025 to the Statement of Additional Information (“SAI”)
dated October 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Fund. The SAI will be updated as appropriate at the time of the change.

Separately, Hyung Kim will be added as a portfolio manager of the Fund, effective January 1, 2026. Following are the resulting changes to the SAI.

The disclosure in the table under “Portfolio Managers” beginning on page 82 of the SAI will be amended by adding Mr. Kim in the row for Global Small-Cap Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 84 of the SAI will be amended by adding a row and associated footnote for Mr. Kim as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hyung Kim (**)	6	$1.69 billion	2	$84.9 million	4	$561 million

(**)As of December 1, 2025. Mr. Kim became a Portfolio Manager of the Global Small-Cap Fund effective January 1, 2026.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 87 of the SAI will be amended by adding a row and associated footnote for Mr. Kim as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure Through Similar Strategies
Hyung Kim (4)	Global Small-Cap Fund	None	None

(4) As of December 1, 2025. Mr. Kim became a Portfolio Manager of the Global Small-Cap Fund effective January 1, 2026.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B/KAR Global Small-Cap PM Changes (12/2025)